INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Investments in subsidiaries
Net operating cash flows	$ 2,515	$ 2,475	[1]	$ 1,875	[1]
Net investing cash flows	1,997	(3,016)	[1]	(2,671)	[1]
Net financing cash flows	(3,916)	(733)	[1]	(126)	[1]
Effect of exchange rate changes on cash and cash equivalents	(119)	(354)	[1]	(64)	[1]
Kar-Tel
Investments in subsidiaries
Net operating cash flows	148	105		99
Net investing cash flows	(42)	(73)		(124)
Net financing cash flows	(90)	(48)		(83)
Effect of exchange rate changes on cash and cash equivalents	(3)			1
Net increase / (decrease) in cash equivalents	13	(16)		(107)
Sky Mobile
Investments in subsidiaries
Net operating cash flows	29	23		58
Net investing cash flows	(18)	(24)		45
Net financing cash flows				(115)
Effect of exchange rate changes on cash and cash equivalents				(1)
Net increase / (decrease) in cash equivalents	11	(1)		(13)
GTH
Investments in subsidiaries
Net operating cash flows	900	877		1,077
Net investing cash flows	(695)	(924)		(473)
Net financing cash flows	(110)	(157)		(492)
Effect of exchange rate changes on cash and cash equivalents	(60)	(18)		(14)
Net increase / (decrease) in cash equivalents	35	(222)		98
OTA
Investments in subsidiaries
Net operating cash flows	245	345		446
Net investing cash flows	(118)	(172)		(238)
Net financing cash flows	(193)	(350)		(288)
Effect of exchange rate changes on cash and cash equivalents	(5)	(7)		(14)
Net increase / (decrease) in cash equivalents	$ (71)	$ (184)		$ (94)

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).